Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	NanoVibronix, Inc.
Entity Central Index Key	0001326706
Document Type	S-1/A
Trading Symbol	NVBXU
Document Period End Date	Jun. 30, 2017
Amendment Flag	true
Amendment Description
Title of Each Class of Securities to be Registered	Proposed Maximum Aggregate Offering Price (1)(2)		Amount of Registration Fee (3)
Common Stock, $0.001 par value per share (10)	$10,350,000.00		$1,199.57

Warrants to purchase Common Stock (10)	-			(4)

Common Stock, $0.001 par value per share, issuable upon exercise of warrants to purchase Common Stock (5)	$5,692,500.00		$659.76

Series D Convertible Preferred Stock, $0.001 par value per share		(6)		(6)

Common Stock, $0.001 par value per share, issuable upon the conversion of the Series D Convertible Preferred Stock	–			(4)(6)

Representative’s Unit Purchase Option:

Units underlying the Representative’s Unit Purchase Option (8)	–			(7)

Common Stock, $0.001 par value per share, included in the Units underlying the Unit Purchase Option (8)	$562,500.00		$65.19

Warrants to purchase shares of Common Stock included in the Units underlying the Unit Purchase Option (8)	–			(7)

Common Stock, $0.001 par value per share, issuable upon exercise of warrants included in the Units underlying the Unit Purchase Option (8)	$247,500		$26.68

Total	$16,852,500.00		$1,953.21	(9)

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

(2)	Includes shares that the underwriter has the option to purchase to cover over-allotments, if any.

(3)	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

(4)	No registration fee required pursuant to Rule 457(i) under the Securities Act.

(5)	For every share of common stock offered or issuable upon the conversion of the shares of Series D Convertible Preferred Stock offered, there will be issued a warrant to purchase one-half share of common stock.

(6)	The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Series D Convertible Preferred Stock offered and sold in the offering, and, as such, the proposed maximum aggregate offering price of the common stock and Series D Convertible Preferred Stock (including the common stock issuable upon exercise of the Series D Convertible Preferred Stock), if any, is $10,350,000.

(7)	No registration fee required pursuant to Rule 457(g) under the Securities Act.

(8)	Represents a representative’s unit purchase option to purchase up to 5% of the combination of common stock and/or Preferred Stock and accompanying warrants sold in this offering at an exercise price equal to 125% of the public offering price per security issued in the offering.

(9)	$1,108.29 of which has been previously paid.

(10)	Includes shares of common stock and warrants that the underwriter has the option to purchase to cover over-allotments, if any.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company